Short-term bank loans	12 Months Ended
Dec. 31, 2025
Short Term Borrowings Abstract [Abstract]
Short-term bank loans
16.
Short-term bank loans

Type of loans	December 31, 2024	December 31, 2025
	NT$000	NT$000
Bank loans
Unsecured bank loans	339,364	2,706,072
Interest rate range	5.66%	4.09%~4.92%
Unused credit lines of short-term bank loans
NT$000	5,050,836	4,516,882
US$000	37,000	18,261